FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

31.    FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts and foreign exchange options

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company’s forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign exchange forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within “Change in fair value of foreign exchange forward contracts” in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of USD 800 million and USD 630 million, EUR 100 million and EUR 20 million as of December 31, 2020 and 2021, respectively. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company’s foreign currency exchange contract is an over-the-counter instrument. The Company recorded gain from change in fair value of foreign exchange forward contracts of RMB288.9 million during the year of 2021, compared to gain of RMB191.2 million in the year of 2020. The change was primarily due to the depreciation of the U.S. dollars against the RMB during the year of 2021.

The Group classified the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

The Company sold foreign exchange option contracts with a total notional value of nil, USD170 million and USD90 million without entering into any new contracts during the years ended December 31, 2019, 2020 and 2021, respectively. These foreign exchange options mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the foreign exchange options. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3.

The foreign exchange option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income. The fair value change was a loss of RMB0.3 million, RMB3.6 million and a gain of RMB18.8 million for the year ended December 31, 2019, 2020 and 2021.

Convertible Senior Notes and Call Option

The Company has adopted valuation models to assess the fair value for Call option and the Notes, as the Call option is not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. The Notes is valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, expected dividend yield, expected share volatility, risk free interest rate, and yield-to-maturity, of which spot price and expected share volatility are most significant to valuation determination of convertible debt. The Call option is valued using the Black-Scholes Model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Black-Scholes Models for call option fair value are: call option price, spot price, exercise price, expected dividend yield, risk-free interest rate and time to maturity, of which spot price and exercise price are most significant to valuation determination of call option. The Company recorded gain form change in fair value of convertible senior notes and call option of RMB191.6 million during the year of 2021, compared to losses from change in fair value of convertible senior notes and call option of RMB725.8 million during the year of 2020. The change was primarily due to a decrease in the Company’s stock price in 2021.

Interest Rate Swap

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its overseas power station business operation and expansion, the Company’s operating subsidiaries located in Mexico obtained long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract in 2016 to fix the interest rate as a fixed rate payer. The interest rate swap is a derivative which needs to be fair valued at each reporting period end. The fair value gain or loss arising from the measurement is recognized in the consolidated statements of operations. The fair value change was a loss of RMB69,974,512 and a loss of RMB78,878,089 for the years ended December 31, 2019 and 2020, respectively. The Company sold its solar power plants in Mexico in March 2020.

The Company solar project subsidiary located in Argentina entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. As the abovementioned interest rate derivatives were designated as cash flow hedges and the hedge is highly effective, all changes in the fair value of the derivative hedging instruments amounted to RMB12,294,252 were recorded in other comprehensive income and as a derivative liability included in the held-for-sale liabilities.

Guarantee liability

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period.

Recurring change in fair value

As of December 31, 2020 and 2021, information about the hierarchy of the fair value measurements for the Company’s assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2020	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	183,146,199	—	183,146,199	—
Call options	756,929,181	—	—	756,929,181

Liabilities:
Convertible senior notes	1,831,612,124	—	—	1,831,612,124
Guarantee liabilities	57,331,674	—	—	57,331,674
Foreign exchange forward contracts- payable	4,970,902	—	4,970,902	—
Foreign exchange options	12,923,817	—	—	12,923,817

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2021	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	73,532,113	—	73,532,113	—

Liabilities:
Convertible senior notes	1,098,736,489	—	—	1,098,736,489
Guarantee liabilities	12,142,387	—	—	12,142,387
Derivative liability interest rate swap	12,294,252	—	—	12,294,252
Foreign exchange options	2,659,203	—	—	2,659,203

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	68,632	728,215,869	1,831,612,124
Issuance of convertible senior notes	585,301,500	—	—
Foreign exchange loss/(gain)	7,675,500	(38,359,987)	(8,559,149)
Change in fair value of convertible senior notes loss/(gain)	114,149,092	1,202,082,070	(327,761,941)
Change in the instrument-specific credit risk loss/(gain)	21,089,777	(60,325,828)	(56,224,381)
Conversion of convertible senior notes	—	—	(340,330,164)
Repurchase of convertible senior notes	(68,632)	—	—
Balance on December 31,	728,215,869	1,831,612,124	1,098,736,489

A summary of changes in Level 3 fair value of call option for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	—	294,177,634	756,929,181
Issuance of call options	206,577,000	—	—
Foreign exchange gain/(loss)	2,709,000	(13,539,000)	250,942
Change in fair value of call options gain/(loss)	84,891,634	476,290,547	(136,121,171)
Settlement of call options	—	—	(621,058,952)
Balance on December 31,	294,177,634	756,929,181	—

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	846,718	—	(12,923,817)
Addition of foreign exchange options	—	(9,316,000)	(8,544,149)
Cash Settlement	(516,012)	—	—
Change in fair value of foreign exchange options gain/(loss)	(330,706)	(3,607,817)	18,808,763
Balance on December 31,	—	(12,923,817)	(2,659,203)

A summary of changes in Level 3 fair value of rate swap derivative for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	12,786,001	61,271,965	—
Change in fair value of interest rate swap	69,974,512	78,878,089	—
Change in fair value of interest rate swap cash flow hedges	—	—	12,294,252
Cash settlement	(21,488,548)	(140,150,054)	—
Balance on December 31,	61,271,965	—	12,294,252

A summary of changes in Level 3 fair value of guarantee liabilities for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	92,404,068	72,019,365	57,331,674
Additions	2,164,200	—	—
Amortization	(18,574,433)	(14,687,691)	(6,364,065)
Cancellation	(3,974,470)	—	(38,825,222)
Balance on December 31,	72,019,365	57,331,674	12,142,387

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	Foreign exchange forward		Type of derivatives
For the year ended	contracts		Convertible	Interest		Foreign exchange
December 31,	Realized	Unrealized	senior notes	Rate swap	Call option	options	Total
In RMB)
2019	(126,708,753)	48,425,227	(114,149,092)	(69,974,512)	84,891,634	(330,706)	(177,846,202)
2020	61,379,585	129,806,218	(1,202,082,070)	(78,878,089)	476,290,547	(3,607,817)	(617,091,626)
2021	393,523,468	(104,643,184)	327,761,941	—	(136,121,171)	18,808,763	499,329,817

Significant unobservable inputs

The significant unobservable inputs adopted in the valuation of Level 3 instruments as of December 31, 2021 are as follows:

Unobservable inputs of convertible senior notes
Expected volatility	85.94%
Risk free interest rate	0.82%
Discount rate	28.16%

Unobservable input of call option
Spot price	45.96

Unobservable inputs of foreign exchange option
Expected volatility	3.75%-5.96%
Risk free interest rate	0.06%-0.21%

Unobservable input of guarantee liabilities
Discount rate	5.39%